Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Warrants outstanding and exercisable

Information with respect to warrants outstanding and exercisable at September 30, 2013 is as follows:

	Number Outstanding	Range of Exercise Price	Number Exercisable

Warrants outstanding, December 31, 2012	2,175,000	$0.20-1.50	2,175,000
Issued	13,500,000	$0.15	13,500,000
Exercised	-
Expired/Forfeited	(1,660,000)	$0.50	-
Warrants outstanding, September 30, 2013	14,015,000	$0.15-1.50	14,015,000

Information with respect to warrants outstanding and exercisable at December 31, 2012 is as follows:

	Number Outstanding	Range of Exercise Price	Number Exercisable

Warrants outstanding, December 31, 2011	1,690,000	$0.50	1,690,000
Issued	515,000	$0.20-1.50
Exercised	(30,000)	$0.50
Forfeited	-	-	-
Warrants outstanding, December 31, 2012	2,175,000	$0.20-1.50	2,175,000

Fair values of the Company's option awards

The grant date fair values of the Company’s option awards during the nine months ended September 30, 2013 and 2012 were estimated using the Black Scholes option pricing model with the following assumptions:

	For the nine months ended	For the nine months ended
	September 30, 2013	September 30, 2012
Expected life (years)	-	2
Risk – free interest rate	-	0.40%
Expected volatility	-	178%
Dividend Yield	-	0.00%

The grant date fair values of the Company’s option awards during the years ended December 31, 2012 and 2011 were estimated at $47,822 and $13,283 using the Black Scholes option pricing model with the following assumptions:

	For the Year ended	For the Year ended
	December 31, 2012	December 31, 2011
Expected life (years)	-	2
Risk – free interest rate	-	0.40%
Expected volatility	-	178%
Dividend Yield	-	0.00%

Stock options

	Number of Options	Weighted Average Exercise Price
Balance at December 31, 2011	360,000	$0.50
Granted	-	-
Exercised	-	-
Forfeited	(360,000)	0.50
Balance at December 31, 2012	-	-
Options exercisable at December 31, 2012	-	$0.50